Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities:
Net Loss	$ (3,356,090)	$ (2,347,657)	$ (701,994)	$ (7,254,006)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Stock based compensation	826,513	1,171,386	57,201	4,624,708
Loss on change of fair market value		38,094		50,000
Loss on settlement		300,000		300,000
Depreciation and amortization	351,874	196,936	165,230	451,533
Amortization of debt discount	93,500	870	19,069	248,713
Bad debt expense	32,936
Loss on conversion of notes payable- related party			14,999
Changes in operating assets and liabilities:
Accounts receivable	17,093	(21,457)	(25,514)	(168,126)
Inventory	11,499	2,229	(36,605)	(4,450)
Prepaid expenses and deferred offering costs and other current assets	(214,867)	56	(30,230)	(129,848)
Accounts payable and accrued expenses	136,572	58,151	(29,057)	(81,574)
Accounts payable and accrued expenses - related party	(48,505)	62,990	51,125	355,381
Net cash used in operating activities	(2,149,473)	(538,402)	(515,776)	(1,607,669)
Cash flows from investing activities:
Acquisition of EzFill FL, LLC			(175,000)
Acquisition of fixed assets	(67,315)		(43,429)	(24,075)
Net cash used in investing activities	(67,315)		(218,429)	(24,075)
Cash flows from financing activities:
Proceeds from issuance of common stock	115,000	1,300,000	430,000	1,550,000
Proceeds from issuance of debt	1,100,000	154,673
Proceeds from issuance of note payable				1,154,673
Proceeds from issuance of related party debt	800,000	20,000	440,000	20,000
Repayment of debt	(25,831)	(1,685)	(18,813)	(14,939)
Repayment of related party debt	(24,174)	(93,152)	(84,890)	(227,211)
Net cash provided by financing activities	1,964,995	1,379,836	766,297	2,482,523
Net change in cash and cash equivalents	(251,793)	841,434	32,092	850,779
Cash and cash equivalents at beginning of period	882,870	32,092		32,092
Cash and cash equivalents cash at end of period	631,077	873,526	32,092	882,870
Noncash financing activity:
Assets acquired for stock in related party company			101,000
Debt Discount	30,000		237,536	105,526
Acquisition of Neighborhood Fuel		700,000		700,000
Issuance of acquisition and bonus shares	975,000
Shares issued upon conversion of debt			400,000	220,000
Vehicles acquired with notes		198,087	280,282	62,400
Shares issued for technology	2,250,000
Shares issued to founders			2,500
Supplemental disclosure of cash flow information:
Cash paid for interest	67,646	20,356	22,128	41,142
Cash paid for taxes